Subsequent Events (Details) - USD ($)						1 Months Ended	3 Months Ended
	Nov. 07, 2025	Oct. 01, 2025	Jul. 01, 2025	Apr. 30, 2025	Apr. 08, 2025	Aug. 31, 2025	Sep. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Issued shares of common stock							2,672,222		1,727,192	646,044
Aggregate purchase price (in Dollars)			$ 688,000			$ 688,000	$ 688,000
Forecast [Member]
Subsequent Events [Line Items]
Percentage of issuance shares					20.00%
Conversion option (in Dollars)				$ 250,000,000
Shares of common stock				25,998
Conversion price (in Dollars per share)				$ 9.6
Subsequent Event [Member] | Advance Notice to YA [Member]
Subsequent Events [Line Items]
Issued shares of common stock	11,217	32,778
Aggregate purchase price (in Dollars)	$ 59	$ 211
Subsequent Event [Member] | Roth Capital Partners [Member]
Subsequent Events [Line Items]
Issued shares of common stock								5,000